STATEMENTS OF SUPPLEMENTAL CONSOLIDATED AND COMBINED CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 115,614	$ 61,005	$ 23,067
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization	185,955	113,814	101,624
Impairment of proved oil and natural gas properties	407,540	4,072	22,994
(Gain) loss on derivative instruments	(492,405)	(26,681)	(19,566)
Cash settlements (paid) received on derivative instruments	11,693	22,678	51,755
Premiums paid for derivatives			(411)
Deferred income tax expense (benefit)	(1,548)		(177)
Amortization of deferred financing costs	4,227	6,013	2,706
Accretion of senior notes net discount	1,921	504
Amortization of investment premium			194
Accretion of asset retirement obligations	5,773	4,988	4,458
Amortization of equity awards	7,874	3,558	1,423
(Gain) loss on sale of properties		(2,848)	(9,759)
Exploration costs	1,960	95	6,913
Non-cash compensation expense		1,057
Changes in operating assets and liabilities:
Accounts receivable	(18,022)	1,269	(804)
Prepaid expenses and other assets	(2,695)	(1,052)	(796)
Payables and accrued liabilities	27,037	12,999	765
Other	(651)	232	(403)
Net cash provided by operating activities	254,273	201,703	183,983
Cash flows from investing activities:
Acquisitions of oil and natural gas properties	(1,083,761)	(38,664)	(277,623)
Additions to oil and gas properties	(298,274)	(174,821)	(168,411)
Additions to restricted investments	(3,976)	(5,361)	(4,599)
Additions to other property and equipment	(98)	(238)	(1,748)
Proceeds from the sale of oil and natural gas properties		4,525	34,521
Other			29
Net cash used in investing activities	(1,386,109)	(214,559)	(417,831)
Cash flows from financing activities:
Advances on revolving credit facilities	1,446,000	958,355	496,500
Payments on revolving credit facilities	(1,137,000)	(1,565,537)	(226,819)
Deferred financing costs	(11,494)	(20,924)	(2,392)
Proceeds from senior notes	492,425	688,563
Capital contributions from previous owners	5,990	96,803	64,597
Contributions related to sale of assets to NGP affiliate		2,013	38,125
Proceeds from general partner contribution	570	521	206
Proceeds from the issuance of common units	553,288	511,204	202,572
Costs incurred in conjunction with issuance of common units	(12,510)	(21,066)	(8,268)
Distributions to partners	(154,852)	(96,643)	(34,436)
Distribution to Memorial Resource (see Note 1)	(48,880)	(151,714)	(18,489)
Restricted units returned to plan	(1,012)
Distribution to NGP affiliates (see Note 1)		(355,495)	(242,174)
Repurchases under unit repurchase program	(11,531)
Transfer of operating subsidiary to Memorial Resource (see Note 12)			(3,751)
Distributions made by previous owners	(9,886)	(31,098)	(28,438)
Cash retained by previous owners		(9,013)
Net cash provided by financing activities	1,111,108	5,969	237,233
Net change in cash and cash equivalents	(20,728)	(6,887)	3,385
Cash and cash equivalents, beginning of period	21,698	28,585	25,200
Cash and cash equivalents, end of period	$ 970	$ 21,698	$ 28,585